Fair Value of Financial Instruments (Schedule of Pre-tax Loss Recognized as a Component of Other Comprehensive Income) (Details) (Cash Flow Hedging [Member], Interest Rate Swap [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Pre-Tax (Loss) Gain Recognized in OCI on Derivatives (Effective Portion)	$ (5,970)	$ (69,020)